NAME OF REGISTRANT
FRANKLIN UNIVERSAL TRUST
File No. 811-05569

EXHIBIT ITEM:  Copies of any material amendments
to the registrant's charter or by-laws

CERTIFICATE OF AMENDMENT
OF
BY-LAWS
OF
FRANKLIN UNIVERSAL TRUST
(approving the creation of co-Secretaries)
The undersigned Co-Secretary of Franklin Universal Trust,
a Massachusetts business trust (the "Trust"), does hereby certify:
1.	That the Board of Trustees of the Trust (the "Board")
approved a resolution to amend the By-Laws as set forth below by unanimous vote at a meeting of the Board duly held on January 17, 2019, pursuant to the authority granted to the Board of Trustees under
Article X, Section 2 of the By-Laws of the Trust:
(a)	The By-Laws of the Trust are hereby amended by replacing
Article V, Section 1 with the following language:
 Section 1.	OFFICERS.  The officers of the Trust shall be a
Chief Executive Officer - Investment Management, a Chief Executive Officer - Finance and Administration, a President, one or more Secretaries, a Chief Financial Officer and Chief Accounting Officer, and a Treasurer.
The Trust may also have, at the discretion of the Board, one or more vice presidents, one or more assistant vice presidents, one or more assistant secretaries, one or more assistant treasurers, and such other officers, who shall have such authority and perform such duties as are provided in the Declaration of Trust, these By-Laws or as the Board, or to the extent permitted by the Board, as the president, may from time to time determine.  Any number of offices may be held by the same person, except the offices of president and vice president.
(b)	The By-Laws of the Trust are hereby amended by replacing
Article V, Section 9 with the following language:
 Section 9.	SECRETARY.  The secretary shall keep or cause to be kept
at the offices of the Trust or such other place as the Board may direct a book of minutes of all meetings and actions (including consents)
of the Board, committees of the Board and Shareholders.  The secretary shall keep a record of the time and place of such meetings, whether regular or special, and if special, how authorized, the notice given, the names of those present at Board meetings or committee meetings, the number of Shares present or represented by proxy at Shareholders'
meetings, and the proceedings.
	The secretary shall cause to be kept at the offices of the
Trust or at the office of the Trust's transfer or other duly authorized agent, a share register or a duplicate share register showing the names of all Shareholders and their addresses, the number, Series and Classes
(if applicable) of Shares held by each, the number and date of certificates, if any, issued for such Shares and the number and date of cancellation of every certificate surrendered for cancellation.
	The secretary shall give or cause to be given notice of all meetings of the Shareholders and of the Board required by the Declaration of
Trust, these By-Laws or by applicable law to be given and shall have such other powers and perform such other duties as may be prescribed by the Board or the president of the Trust, or as provided in the Declaration of Trust or these By-Laws.
	In the event that the Board appoints two or more secretaries of the Trust, such secretaries shall have the powers, duties and obligations set forth in this Section 9, in the Declaration of Trust and as the Board prescribes from time to time. Each such secretary shall use the title "Co-Secretary," provided, however, that failure to so use such title shall not affect the validity thereof.  In the event that the Board appoints two or more secretaries of the Trust and two or more of such secretaries take conflicting actions, each action shall continue to be valid until such conflict is resolved by the Board or by president of the Trust.
2.	That pursuant to Article X, Section 2 of the By-Laws, which governs amendments of the By-Laws, the above By-Law amendments are effective as of January 17, 2019.
IN WITNESS WHEREOF, the undersigned Secretary of the Trust certifies as to the above as of the 17th day of January 2019.
/s/ Steven Gray
Steven J. Gray
Co-Secretary